Earnings Per Share - Narrative (Details) (USD $) In Millions, except Per Share data, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 30, 2011	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2013 Restricted stock rights	Dec. 31, 2012 Restricted stock rights	Dec. 31, 2013 Restricted performance stock rights	Dec. 31, 2012 Restricted performance stock rights
Securities Excluded from Computation of Earnings Per Share
Stock distribution from spin-off (in shares)	50.5	49.6	48.8
Par value of stock distribution from spin-off	$ 0.01	$ 0.01	$ 0.01
Securities excluded from computation of earnings per share				0.5	0.9	0.3	0.4	1.0	1.3